Consolidated Statement of Equity (CAD) In Thousands, unless otherwise specified	Total	Calpeco	U.S. wind farms	Common Shares	Preferred Shares	Subscription Receipts	Additional Paid-in Capital	Additional Paid-in Capital U.S. wind farms	Accumulated Deficit	Accumulated Deficit Calpeco	Accumulated OCI	Noncontrolling Interests	Noncontrolling Interests Calpeco	Noncontrolling Interests U.S. wind farms
Beginning Balance at Dec. 31, 2011	552,695			975,263	0	0	1,525		(366,080)		(96,510)	38,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	21,946								14,532			7,414
Other comprehensive income	(6,689)										(8,357)	1,668
Dividends declared and distributions to non-controlling interests	(46,259)								(43,619)			(2,640)
Dividends and issuance of shares under dividend reinvestment plan	0			7,343					(7,343)
Exercise and conversion of subscription receipts	142,609			142,609
Exercise of subscription receipts	61,160					61,160
Conversion and redemption of convertible debentures	118,090			118,779			(689)
Issuance of common shares under employee share purchase plan	432			432
Stock compensation expense	1,956						1,956
Public offering related taxes	900			900
Issuance of preferred shares	116,546				116,546
Acquisition on non-controlling interest		(38,656)								(3,633)			(35,023)
Acquisitions			477,399					2,432						474,967
Ending Balance at Dec. 31, 2012	1,402,129			1,245,326	116,546	61,160	5,224		(406,143)		(104,867)	484,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	9,483								20,296			(10,813)
Other comprehensive income	115,632										73,457	42,175
Dividends declared and distributions to non-controlling interests	(65,364)								(59,773)			(5,591)
Dividends and issuance of shares under dividend reinvestment plan	0			13,970					(13,970)
Exercise and conversion of subscription receipts	0			90,464		(90,464)
Exercise of subscription receipts	29,304					29,304
Conversion and redemption of convertible debentures	960			960
Issuance of common shares under employee share purchase plan	527			544					(17)
Stock compensation expense	2,089						2,089
Preferred Series C shares	(18,497)								(18,497)
Acquisition on non-controlling interest		(10,302)								(10,302)
Ending Balance at Dec. 31, 2013	1,465,961			1,351,264	116,546	0	7,313		(488,406)		(31,410)	510,654